Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Intangible assets
Total cost	$ 165,914	$ 74,087
Accumulated amortization	(45,484)	(30,307)
Amortization expense	15,303	9,745	$ 6,476
Next 5 years amortization
For the year ended March 31, 2018	21,458
For the year ended March 31, 2019	18,782
For the year ended March 31, 2020	15,460
For the year ended March 31, 2021	13,326
For the year ended March 31, 2022 and thereafter	51,404
Total intangible assets, net	$ 120,430	43,780
Software licenses
Intangible assets
Weighted-average useful lives	5 years
Total cost	$ 22,383	17,609
Accumulated amortization	(9,582)	(6,673)
Contract-based customer relationships.
Intangible assets
Total cost	109,339	41,820
Accumulated amortization	$ (28,324)	(19,587)
Contract-based customer relationships. | Minimum
Intangible assets
Weighted-average useful lives	5 years
Contract-based customer relationships. | Maximum
Intangible assets
Weighted-average useful lives	10 years
IP rights
Intangible assets
Total cost	$ 31,764	13,017
Accumulated amortization	$ (6,899)	(3,479)
IP rights | Minimum
Intangible assets
Weighted-average useful lives	5 years
IP rights | Maximum
Intangible assets
Weighted-average useful lives	8 years
Trade names and brands
Intangible assets
Total cost	$ 1,990	1,158
Accumulated amortization	$ (317)	(97)
Trade names and brands | Minimum
Intangible assets
Weighted-average useful lives	8 years
Trade names and brands | Maximum
Intangible assets
Weighted-average useful lives	10 years
Other
Intangible assets
Total cost	$ 438	483
Accumulated amortization	$ (362)	$ (471)
Other | Minimum
Intangible assets
Weighted-average useful lives	4 years
Other | Maximum
Intangible assets
Weighted-average useful lives	6 years